Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 9,060,784	$ 1,421,835	¥ 6,577,307	¥ 3,956,353
Cost of revenues (including related party amounts of RMB660, RMB988 and RMB2,194 (US$344) for the years ended December 31, 2019, 2020 and 2021, respectively)	(8,709,496)	(1,366,710)	(6,220,324)	(3,948,644)
Gross profit	351,288	55,125	356,983	7,709
Operating expenses:
Selling and marketing expenses	(518,167)	(81,312)	(409,211)	(317,426)
General and administrative expenses	(601,702)	(94,420)	(379,892)	(238,648)
Research and development expenses	(1,043,811)	(163,797)	(775,130)	(595,169)
Total operating expenses	(2,163,680)	(339,529)	(1,564,233)	(1,151,243)
Operating loss	(1,812,392)	(284,404)	(1,207,250)	(1,143,534)
Interest income	71,942	11,289	77,118	78,612
Interest expense	(52,040)	(8,166)	(9,453)	(4,925)
Foreign exchange (loss) gain	37,822	5,935	188,800	(38,961)
Other gain, net	83,606	13,120	14,301
Other income (expense), net	95,047	14,915	(10,810)	6,612
Loss before income taxes	(1,576,015)	(247,311)	(947,294)	(1,102,196)
Income tax expense	(15,741)	(2,470)	(14,904)	(9,003)
Net loss	(1,591,756)	(249,781)	(962,198)	(1,111,199)
Less: net income (loss) attributable to non-controlling interests	(3,044)	(478)	61
Net loss attributable to Kingsoft Cloud Holdings Limited	(1,588,712)	(249,303)	(962,259)	(1,111,199)
Accretion to redemption value of redeemable convertible preferred shares	0	0	(19,768)	(49,725)
Net loss attributable to ordinary shareholders	¥ (1,588,712)	$ (249,303)	¥ (982,027)	¥ (1,160,924)
Net loss per share:
Basic and diluted | (per share)	¥ (0.46)	$ (0.07)	¥ (0.41)	¥ (1.31)
Shares used in the net loss per share computation:
Basic and diluted	3,441,729,444	3,441,729,444	2,400,874,197	889,521,200
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	¥ (139,575)	$ (21,902)	¥ (552,788)	¥ 64,598
Comprehensive loss	(1,731,331)	(271,683)	(1,514,986)	(1,046,601)
Less: Comprehensive income (loss) attributable to non-controlling interests	(3,177)	(499)	61
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited shareholders	(1,728,154)	(271,184)	(1,515,047)	(1,046,601)
Accretion to redemption value of redeemable convertible preferred shares	0	0	(19,768)	(49,725)
Comprehensive loss attributable to ordinary shareholders	(1,728,154)	(271,184)	(1,534,815)	(1,096,326)
Public cloud service [Member]
Revenues:
Revenues	6,159,085	966,495	5,166,851	3,458,843
Enterprise Cloud Services [Member]
Revenues:
Revenues	2,897,817	454,731	1,372,689	486,308
Others [Member]
Revenues:
Revenues	¥ 3,882	$ 609	¥ 37,767	¥ 11,202